ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	$ 71,088	$ 59,560
Allowance for doubtful accounts	(21,397)	(15,019)
Accounts receivable, net	$ 49,691	$ 44,541